Other non-current assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Prepayments to suppliers - HNA		¥ 0	$ 0	¥ 324,680	$ 50,000
Other long-term assets		46,468	6,693	24,534
Balance at the end of year		46,468	6,693	349,214
Prepaid Supplies		1,368,964	197,172	1,095,918	50,000
Prepayment To Suppliers Noncurrent		¥ 0	$ 0	¥ 324,680	$ 50,000
HNA Tourism Holdings Group Co., Ltd [Member]
Minimum amount of products and services acquired from HNA	$ 100,000